INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consisted of the following:
	As of December 31,
	2024	2025
	S$’000	S$’000
At cost:
Purchase software	59	90
Less: Amortization of software	(1)	(17)

Total	58	73